Goodwill And Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Carrying Amount Of Goodwill And Intangible Assets

The carrying amount of goodwill and intangible assets attributable to each of our reporting segments is presented in the following table (in thousands):

	December 31, 2016	Net Additions	Write-off	December 31, 2017
Goodwill
Global Wealth Management	$270,779	$5,698	$—	$276,477
Institutional Group	691,503	854	—	692,357
	$962,282	$6,552	$—	$968,834

	December 31, 2016	Net Additions	Amortization	December 31, 2017
Intangible assets
Global Wealth Management	$45,231	$3,800	$(4,506)	$44,525
Institutional Group	71,073	1,658	(7,629)	65,102
	$116,304	$5,458	$(12,135)	$109,627

Intangible Assets Subject To Amortization

Intangible assets subject to amortization as of December 31, 2017 and 2016 were as follows (in thousands):

	December 31, 2017		December 31, 2016
	Gross Carrying Value	Accumulated Amortization	Gross Carrying Value	Accumulated Amortization
Customer relationships	$146,986	$55,809	$141,621	$46,209
Trade name	24,713	10,228	24,713	8,670
Investment banking backlog	2,598	1,202	1,345	379
Non-compete agreements	1,419	968	2,578	813
	$175,716	$68,207	$170,257	$56,071

Amortization Expense In Future Periods

As of December 31, 2017, we expect amortization expense in future periods to be as follows (in thousands):

Fiscal year
2018	$10,890
2019	10,341
2020	10,124
2021	9,622
2022	8,880
Thereafter	57,652
$107,509